Segment information - Cash capital expenditure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Capital expenditure	$ 19,601	$ 22,993	$ 22,600
Investments in joint ventures and associates	1,404	1,202	1,973
Investments in equity securities	80	197	260
Cash capital expenditure	21,085	24,392	24,833
Integrated Gas
Disclosure of operating segments [line items]
Capital expenditure	4,095	3,491	3,433
Investments in joint ventures and associates	672	705	832
Investments in equity securities	0	0	0
Cash capital expenditure	4,767	4,196	4,265
Upstream
Disclosure of operating segments [line items]
Capital expenditure	7,739	8,249	8,020
Investments in joint ventures and associates	150	94	123
Investments in equity securities	1	0	0
Cash capital expenditure	7,890	8,343	8,143
Marketing
Disclosure of operating segments [line items]
Capital expenditure	2,357	5,741	4,674
Investments in joint ventures and associates	88	49	304
Investments in equity securities	0	0	0
Cash capital expenditure	2,445	5,790	4,978
Chemicals and Products
Disclosure of operating segments [line items]
Capital expenditure	2,943	2,928	3,688
Investments in joint ventures and associates	347	84	2
Investments in equity securities	0	2	1
Cash capital expenditure	3,290	3,014	3,691
Renewables and Energy Solutions
Disclosure of operating segments [line items]
Capital expenditure	2,338	2,314	2,610
Investments in joint ventures and associates	138	261	703
Investments in equity securities	73	106	156
Cash capital expenditure	2,549	2,681	3,469
Corporate
Disclosure of operating segments [line items]
Capital expenditure	129	270	175
Investments in joint ventures and associates	9	9	9
Investments in equity securities	6	89	103
Cash capital expenditure	$ 144	$ 368	$ 287